Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (362,697)	$ (310,960)	$ (332,925)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(323,438)	(282,376)	(304,235)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(28,925)	(28,584)	(28,690)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(10,334)	0	0
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(166,046)	(123,726)	(129,478)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(42,368)	(40,880)	(62,387)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (154,283)	$ (146,354)	$ (141,060)